UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23220

Fiera Capital Series Trust

(Exact name of registrant as specified in charter)

375 Park Avenue, 8th Floor

New York, New York 10152

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Copy to:

Stephen A. McShea

Fiera Capital Inc.

375 Park Avenue, 8th Floor

New York, New York 10152

George M. Silfen, Esq.

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

Registrant's telephone number, including area code: (212) 300-1600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

Item 1. Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

Fiera Capital Emerging Markets Fund

Fiera Capital Small/Mid-Cap Growth Fund

Fiera Capital International Equity Fund

Fiera Capital Global Equity Fund

Fiera Capital U.S. Equity Long-Term Quality Fund

Each, a series of Fiera Capital Series Trust

Semi-Annual Report

September 30, 2020 (Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, https://us.FieraCapital.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds’ electronically by contacting your financial intermediary (such as broker-dealer or bank) or, if you are a direct investor, by following the instructions included with the Funds’ paper documents that have been mailed to you. You may also elect to receive paper copies of all future reports free of charge.

You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you are a direct investor, by following the instructions included with the Funds’ paper documents that have been mailed to you.

Fiera Capital Series Trust

Table of Contents

Portfolio Composition	2
Schedules of Investments	5
Statements of Assets and Liabilities	12
Statements of Operations	14
Statements of Changes in Net Assets	16
Financial Highlights	22
Notes to the Financial Statements	28
Expense Example	37
Additional Information	39

Fiera Capital Series Trust Portfolio Composition September 30, 2020 (Unaudited)

Emerging Markets Fund (Consolidated)

Sector	% of Total Net Assets
Common Stocks*
Basic Materials	4.2%
Communications	20.1
Consumer, Cyclical	13.4
Consumer, Non-cyclical	9.5
Energy	5.7
Financial	18.6
Industrial	12.5
Technology	9.5
Utilities	2.5
Total Common Stocks	96.0
Preferred Stocks
Financial	0.1
Total Preferred Stocks	0.1
Short-Term Investments	3.8
Other Assets and Liabilities	0.1
Total Net Assets	100.0%

Industry	Value	% of Total Net Assets
Common Stocks
Apparel	$8,820,017	0.5%
Auto Manufacturers	49,174,740	2.7
Banks	131,960,670	7.1
Beverages	38,190,043	2.1
Chemicals	77,362,341	4.2
Computers	42,838,864	2.3
Cosmetics/Personal Care	28,128,634	1.5
Diversified Financial Services	48,243,414	2.6
Electronics	87,211,052	4.7
Energy-Alternate Sources	49,348,284	2.7
Engineering & Construction	20,984,517	1.1
Gas	46,364,689	2.5
Home Builders	14,126,097	0.8
Home Furnishings	58,104,094	3.1
Insurance	85,506,767	4.6
Internet	372,814,008	20.1
Lodging	32,415,882	1.8
Miscellaneous Manufacturing	123,438,810	6.7
Oil & Gas	56,258,278	3.0
Pharmaceuticals	109,526,269	5.9
Real Estate	78,638,592	4.3
Retail	85,998,560	4.6
Semiconductors	98,201,242	5.3
Software	33,844,856	1.8
Total Common Stocks	1,777,500,720	96.0
Preferred Stocks
Diversified Financial Services	2,796,841	0.1
Total Preferred Stocks	2,796,841	0.1
Short-Term Investments	70,004,314	3.8
Total Investments	1,850,301,875	99.9
Other Assets and Liabilities	1,901,792	0.1
Total Net Assets	$1,852,203,667	100.0%

Fiera Capital Series Trust Portfolio Composition – Continued September 30, 2020 (Unaudited)

Small/Mid-Cap Growth Fund

Sector	% of Total Net Assets
Common Stocks*
Basic Materials	1.4%
Communications	11.2
Consumer, Cyclical	14.3
Consumer, Non-cyclical	34.3
Energy	0.7
Financial	6.0
Industrial	12.8
Technology	17.3
Total Common Stocks	98.0
Other Assets and Liabilities	2.0
Total Net Assets	100.0%

Industry	Value	% of Total Net Assets
Common Stocks
Apparel	$3,233,292	2.4%
Banks	3,543,387	2.6
Biotechnology	28,841,744	21.5
Building Materials	1,211,020	0.9
Chemicals	1,874,776	1.4
Commercial Services	1,073,119	0.8
Computers	4,480,398	3.3
Distribution/Wholesale	2,246,954	1.7
Diversified Financial Services	2,685,304	2.0
Electrical Components & Equipment	3,000,687	2.2
Electronics	976,892	0.7
Engineering & Construction	1,742,043	1.3
Entertainment	4,186,265	3.1
Food	989,128	0.7
Healthcare-Products	6,778,043	5.1
Healthcare-Services	3,705,238	2.8
Home Furnishings	2,112,808	1.6
Insurance	1,733,695	1.3
Internet	11,599,667	8.7
Lodging	967,331	0.7
Machinery-Diversified	5,981,131	4.5
Media	3,400,008	2.5
Miscellaneous Manufacturing	1,585,161	1.2
Oil & Gas	334,219	0.3
Oil & Gas Services	626,760	0.5
Packaging & Containers	2,667,409	2.0
Pharmaceuticals	4,532,593	3.4
Retail	4,629,740	3.5
Semiconductors	5,645,680	4.2
Software	12,969,790	9.7
Textiles	1,814,100	1.4
Total Common Stocks	131,168,382	98.0
Other Assets and Liabilities	2,744,858	2.0
Total Net Assets	$133,913,240	100.0%

International Equity Fund

Sector	% of Total Net Assets
Common Stocks*
Basic Materials	2.1%
Consumer, Cyclical	14.9
Consumer, Non-cyclical	37.5
Financial	9.4
Industrial	23.3
Technology	9.8
Total Common Stocks	97.0
Preferred Stocks
Basic Materials	1.0
Total Preferred Stocks	1.0
Other Assets and Liabilities	2.0
Total Net Assets	100.0%

Industry	Value	% of Total Net Assets
Common Stocks
Apparel	$5,561,097	3.2%
Banks	9,916,033	5.7
Beverages	5,542,565	3.2
Building Materials	5,222,577	3.0
Chemicals	3,623,791	2.1
Commercial Services	12,874,592	7.4
Cosmetics/Personal Care	17,544,531	10.1
Distribution/Wholesale	3,390,158	2.0
Diversified Financial Services	6,504,768	3.7
Electronics	3,318,229	1.9
Food	10,263,156	5.9
Hand/Machine Tools	6,492,211	3.7
Healthcare-Products	4,073,137	2.3
Home Furnishings	5,650,223	3.3
Leisure Time	4,642,932	2.7
Lodging	4,435,398	2.6
Machinery-Diversified	20,611,059	11.8
Pharmaceuticals	14,856,807	8.5
Retail	2,308,514	1.3
Semiconductors	10,014,010	5.8
Software	6,992,026	4.0
Transportation	4,951,987	2.8
Total Common Stocks	168,789,801	97.0
Preferred Stocks
Chemicals	1,829,106	1.0
Total Preferred Stocks	1,829,106	1.0
Total Investments	170,618,907	98.0
Other Assets and Liabilities	3,424,826	2.0
Total Net Assets	$174,043,733	100.0%

Fiera Capital Series Trust Portfolio Composition – Continued September 30, 2020 (Unaudited)

Global Equity Fund

Sector	% of Total Net Assets
Common Stocks*
Basic Materials	3.5%
Communications	4.3
Consumer, Cyclical	12.6
Consumer, Non-cyclical	32.0
Financial	10.3
Industrial	20.8
Technology	14.9
Total Common Stocks	98.4
Other Assets and Liabilities	1.6
Total Net Assets	100.0%

Industry	Value	% of Total Net Assets
Common Stocks
Apparel	$1,149,671	4.8%
Banks	722,443	3.0
Beverages	1,314,829	5.4
Building Materials	1,103,580	4.6
Chemicals	833,998	3.4
Commercial Services	2,287,771	9.5
Cosmetics/Personal Care	668,074	2.8
Diversified Financial Services	1,771,965	7.3
Electronics	574,621	2.4
Food	881,236	3.6
Hand/Machine Tools	599,159	2.5
Internet	1,047,904	4.3
Lodging	411,253	1.7
Machinery-Diversified	2,749,730	11.4
Pharmaceuticals	2,568,756	10.6
Retail	1,492,704	6.2
Semiconductors	1,051,721	4.4
Software	2,533,196	10.5
Total Common Stocks	23,762,611	98.4
Other Assets and Liabilities	380,838	1.6
Total Net Assets	$24,143,449	100.0%

U.S. Equity Long-Term Quality Fund

Sector	% of Total Net Assets
Common Stocks*
Basic Materials	9.6%
Communications	7.7
Consumer, Cyclical	14.0
Consumer, Non-cyclical	19.6
Financial	17.6
Industrial	12.2
Technology	18.6
Total Common Stocks	99.3
Other Assets and Liabilities	0.7
Total Net Assets	100.0%

Industry	Value	% of Total Net Assets
Common Stocks
Apparel	$2,272,651	3.6%
Banks	1,177,565	1.8
Beverages	2,802,631	4.4
Building Materials	1,619,048	2.5
Chemicals	6,123,549	9.6
Cosmetics/Personal Care	1,447,025	2.3
Diversified Financial Services	10,041,545	15.8
Electronics	1,678,473	2.6
Healthcare-Services	2,941,862	4.6
Internet	3,353,293	5.3
Machinery-Diversified	4,459,698	7.0
Media	1,521,025	2.4
Pharmaceuticals	5,311,996	8.3
Retail	6,647,935	10.4
Semiconductors	1,897,142	3.0
Software	9,980,949	15.7
Total Common Stocks	63,276,387	99.3
Other Assets and Liabilities	473,587	0.7
Total Net Assets	$63,749,974	100.0%

Portfolio composition will change due to the ongoing management of the Funds. The percentages are based on net assets as of September 30, 2020.

*

At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly a Fund invests, the more it spreads risk and potentially reduces the risk of loss and volatility

Emerging Markets Fund Schedule of Investments (Consolidated) September 30, 2020 (Unaudited)

Description	Shares	Value
Common Stocks — 96.0%
Argentina — 0.6%
Despegar.com Corp. (1)	1,862,890	$11,847,981

China — 33.9%
AAC Technologies Holdings, Inc.	4,326,200	23,536,736
Alibaba Group Holding, Ltd. (1)	100,000	3,671,088
Alibaba Group Holding, Ltd., ADR (1)	266,220	78,263,356
China Railway Group, Ltd., Class H	44,419,223	20,984,516
Great Wall Motor Co., Ltd., Class H	38,550,000	49,174,740
Haier Smart Home Co., Ltd., Class A	7,269,844	23,411,639
Haier Smart Home Co., Ltd., Class D	366,013	340,608
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	3,722,285	20,951,558
JOYY, Inc., ADR	171,754	13,855,395
Kingsoft Cloud Holdings, Ltd., ADR (1)	313,209	9,249,062
Meituan Dianping (1)	783,775	24,689,777
Midea Group Co., Ltd., Class A	2,114,748	22,665,524
PICC Property & Casualty Co., Ltd., Class H	21,893,037	15,378,883
Ping An Insurance Group Co. of China, Ltd., Class H	3,326,904	34,535,866
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	9,164,000	38,363,083
Sunny Optical Technology Group Co., Ltd.	3,351,632	52,058,304
Tencent Holdings, Ltd.	1,839,600	124,252,031
Weibo Corp., ADR (1)	516,565	18,818,463
Xtep International Holdings, Ltd.	41,403,417	12,323,635
Yum China Holdings, Inc.	282,500	14,958,375
Yum China Holdings, Inc. (1)	500,000	25,677,088
		627,159,727
Hong Kong — 12.4%
ASM Pacific Technology, Ltd.	2,413,782	24,710,081
China Gas Holdings, Ltd.	7,828,300	22,402,083
China Resources Gas Group, Ltd.	5,336,998	23,962,605
CSPC Pharmaceutical Group, Ltd.	11,359,943	22,175,055
Galaxy Entertainment Group, Ltd.	450,000	3,042,298
Man Wah Holdings, Ltd., Class L	14,645,443	19,615,192
NagaCorp, Ltd.	24,577,671	29,373,585
Shimao Group Holdings, Ltd.	8,214,351	34,269,618
Xinyi Solar Holdings, Ltd.	30,954,161	49,348,284
		228,898,801
India — 14.2%
Bata India, Ltd. (2)	491,752	8,820,017
Dixon Technologies India, Ltd. (2)	98,128	11,686,323
HDFC Bank, Ltd., ADR (1)	598,000	29,876,080
ICICI Bank, Ltd., ADR (1)	2,256,257	22,179,006
ICICI Lombard General Insurance Co., Ltd. (2)	2,020,898	35,592,018
Infosys, Ltd. (2)	1,265,000	17,393,939
Infosys, Ltd., ADR	1,842,500	25,444,925
Reliance Industries, Ltd. (2)	1,855,000	56,258,278
Spandana Sphoorty Financial, Ltd. (1)(2)	789,880	5,488,585
Sun Pharmaceutical Industries, Ltd. (2)	3,735,000	25,398,496
Tech Mahindra, Ltd. (2)	2,285,317	24,595,794
		262,733,461
Indonesia — 3.0%
Bank Mandiri Persero	58,408,600	19,533,347
Ciputra Development	300,165,059	13,091,540
Kalbe Farma	96,594,476	10,092,655
Mitra Adiperkasa (1)	349,068,900	13,424,270
		56,141,812
Malaysia — 0.7%
My EG Services (1)	41,846,000	13,280,353

See accompanying Notes to the Financial Statements.

Emerging Markets Fund Schedule of Investments (Consolidated) – Continued September 30, 2020 (Unaudited)

Description	Shares	Value
Philippines — 4.0%
Ayala Land, Inc.	28,966,200	$17,827,417
BDO Unibank, Inc.	10,186,269	18,176,166
Megaworld Corp. (1)	219,119,826	13,450,016
Metropolitan Bank & Trust Co.	11,122,800	8,806,009
Security Bank Corp.	8,137,285	15,565,327
		73,824,935
South Africa — 1.6%
Naspers, Ltd. N Shares, ADR	827,339	29,378,808

South Korea — 14.9%
Amorepacific Corp.	111,921	15,602,974
LG Chem, Ltd.	138,600	77,362,341
LG Household & Health Care, Ltd.	10,150	12,525,660
NAVER Corp.	215,475	54,756,758
Samsung Electro-Mechanics Co., Ltd.	360,501	42,722,758
Samsung Electronics Co., Ltd.	1,120,269	55,614,816
WONIK IPS Co., Ltd. (1)	628,594	17,876,345
		276,461,652
Taiwan — 6.9%
Airtac International Group	1,616,488	36,773,243
Chailease Holding Co., Ltd.	9,333,551	42,754,830
Elite Material Co., Ltd.	6,808,000	34,607,263
Lotus Pharmaceutical Co., Ltd. (1)	4,815,000	13,496,979
		127,632,315
Thailand — 2.8%
Osotspa PLC	20,851,700	23,112,271
Thai Beverage PLC	33,892,090	15,077,772
WHA Corp. PLC	157,874,196	14,126,097
		52,316,140
Vietnam — 1.0%
Military Commercial Joint Stock Bank (1)	21,500,000	17,824,735

Total Common Stocks (identified cost $1,441,904,173)		1,777,500,720

Preferred Stocks — 0.1%
Taiwan — 0.1%
Chailease Holding Co., Ltd. (1)	810,832	2,796,841

Total Preferred Stocks (identified cost $2,761,925)		2,796,841

Short-Term Investments — 3.8%
Mutual Funds — 3.8%
Federated Treasury Obligations Fund, Institutional Class, 0.014% (3)	70,004,314	70,004,314

Total Short-Term Investments (identified cost $70,004,314)		70,004,314

Total Investments — 99.9% (identified cost $1,514,670,412)		1,850,301,875
Other Assets and Liabilities — 0.1%		1,901,792
Total Net Assets — 100.0%		$1,852,203,667

(1)	Non-income producing.

(2)	Securities held through a Mauritius Subsidiary.

(3)	Represents the 7-day effective yield as of September 30, 2020.

ADR — American Depositary Receipt

PLC — Public Limited Company

See accompanying Notes to the Financial Statements.

Small/Mid-Cap Growth Fund Schedule of Investments September 30, 2020 (Unaudited)

Description	Shares	Value
Common Stocks — 98.0%
Basic Materials — 1.4%
Chemicals — 1.4%
The Mosaic Co.	102,615	$1,874,776
Total Basic Materials		1,874,776

Communications — 11.2%
Internet — 8.7%
Cogent Communications Holdings, Inc.	7,657	459,803
Etsy, Inc.(1)	40,026	4,868,362
GoDaddy, Inc., Class A(1)	26,974	2,049,215
Okta, Inc., Class A(1)	13,118	2,805,284
Zendesk, Inc.(1)	13,768	1,417,003
		11,599,667
Media — 2.5%
Liberty Media Corp.-Liberty Formula One, Class C(1)	30,747	1,115,193
The New York Times Co., Class A	53,396	2,284,815
		3,400,008
Total Communications		14,999,675

Consumer, Cyclical — 14.3%
Apparel — 2.4%
Hanesbrands, Inc.	85,270	1,343,002
PVH Corp.	31,695	1,890,290
		3,233,292
Distribution/Wholesale — 1.7%
Copart, Inc.(1)	21,367	2,246,954

Entertainment — 3.1%
Churchill Downs, Inc.	8,781	1,438,503
Live Nation Entertainment, Inc.(1)	27,478	1,480,515
SeaWorld Entertainment, Inc.(1)	64,262	1,267,247
		4,186,265
Home Furnishings — 1.6%
Dolby Laboratories, Inc., Class A	31,877	2,112,808

Lodging — 0.7%
Hyatt Hotels Corp., Class A	18,125	967,331

Retail — 3.5%
Dick’s Sporting Goods, Inc.	27,774	1,607,559
Tractor Supply Co.	21,084	3,022,181
		4,629,740
Textiles — 1.3%
Mohawk Industries, Inc.(1)	18,589	1,814,100
Total Consumer, Cyclical		19,190,490

Consumer, Non-cyclical — 34.3%
Biotechnology — 21.5%
Acceleron Pharma, Inc.(1)	20,787	2,339,161
Argenx SE, ADR(1)	5,605	1,471,425
Arrowhead Pharmaceuticals, Inc.(1)	57,992	2,497,136
BeiGene, Ltd., ADR(1)	7,868	2,253,710
BioMarin Pharmaceutical, Inc.(1)	34,854	2,651,692
Bluebird Bio, Inc.(1)	18,827	1,015,717
Exact Sciences Corp.(1)	14,652	1,493,771
Exelixis, Inc.(1)	116,896	2,858,107
FibroGen, Inc.(1)	44,586	1,833,376
Guardant Health, Inc.(1)	14,345	1,603,484
Immunomedics, Inc.(1)	87,730	7,459,682
Veracyte, Inc.(1)	32,565	1,058,037
Viking Therapeutics, Inc.(1)	52,654	306,446
		28,841,744
Commercial Services — 0.8%
Insperity, Inc.	16,386	1,073,119

Food — 0.7%
Performance Food Group Co.(1)	28,571	989,128

Healthcare-Products — 5.1%
AtriCure, Inc.(1)	17,378	693,382
iRhythm Technologies, Inc.(1)	17,520	4,171,687
Novocure, Ltd.(1)	17,186	1,912,974
		6,778,043
Healthcare-Services — 2.8%
Molina Healthcare, Inc.(1)	12,601	2,306,487
Teladoc Health, Inc.(1)	6,380	1,398,751
		3,705,238
Pharmaceuticals — 3.4%
Bausch Health Cos., Inc.(1)	135,604	2,107,286
Cardinal Health, Inc.	22,715	1,066,470
Neurocrine Biosciences, Inc.(1)	14,131	1,358,837
		4,532,593
Total Consumer, Non-Cyclical		45,919,865

Energy — 0.7%
Oil & Gas — 0.2%
WPX Energy, Inc.(1)	68,208	334,219

See accompanying Notes to the Financial Statements.

Small/Mid-Cap Growth Fund Schedule of Investments – Continued September 30, 2020 (Unaudited)

Description	Shares	Value
Oil & Gas Services — 0.5%
ChampionX Corp.(1)	78,443	$626,760
Total Energy		960,979

Financial — 6.0%
Banks — 2.7%
Citizens Financial Group, Inc.	95,301	2,409,209
Western Alliance Bancorp	35,869	1,134,178
		3,543,387
Diversified Financial Services — 2.0%
Synchrony Financial	102,610	2,685,304

Insurance — 1.3%
Reinsurance Group of America, Inc.	18,213	1,733,695
Total Financial		7,962,386

Industrial — 12.8%
Building Materials — 0.9%
Fortune Brands Home & Security, Inc.	13,997	1,211,020

Electrical Components & Equipment — 2.2%
Generac Holdings, Inc.(1)	7,499	1,452,107
Universal Display Corp.	8,568	1,548,580
		3,000,687
Electronics — 0.7%
Advanced Energy Industries, Inc.(1)	15,521	976,892

Engineering & Construction — 1.3%
EMCOR Group, Inc.	25,728	1,742,043

Machinery-Diversified — 4.5%
Cognex Corp.	29,554	1,923,965
Graco, Inc.	27,114	1,663,444
Nordson Corp.	12,479	2,393,722
		5,981,131
Miscellaneous Manufacturing — 1.2%
AO Smith Corp.	30,022	1,585,161

Packaging & Containers — 2.0%
Berry Global Group, Inc.(1)	55,203	2,667,409
Total Industrial		17,164,343
Technology — 17.3%
Computers — 3.4%
Fortinet, Inc.(1)	19,838	2,337,115
Qualys, Inc.(1)	21,868	2,143,283
		4,480,398
Semiconductors — 4.2%
Entegris, Inc.	38,208	2,840,383
Power Integrations, Inc.	27,394	1,517,628
Semtech Corp.(1)	24,314	1,287,669
		5,645,680
Software — 9.7%
ACI Worldwide, Inc.(1)	51,335	1,341,384
Blackline, Inc.(1)	12,289	1,101,463
Envestnet, Inc.(1)	22,007	1,698,060
Everbridge, Inc.(1)	12,243	1,539,312
Guidewire Software, Inc.(1)	14,232	1,483,971
Jack Henry & Associates, Inc.	11,880	1,931,569
Paycom Software, Inc.(1)	5,473	1,703,745
Zynga, Inc., Class A(1)	237,970	2,170,286
		12,969,790
Total Technology		23,095,868

Total Common Stocks (identified cost $95,049,978)		131,168,382

Total Investments — 98.0% (identified cost $95,049,978)		131,168,382
Other Assets and Liabilities — 2.0%		2,744,858
Total Net Assets — 100.0%		$133,913,240

(1)	Non-income producing.

ADR – American Depositary Receipt

See accompanying Notes to the Financial Statements.

International Equity Fund Schedule of Investments September 30, 2020 (Unaudited)

Description	Shares	Value
Common Stocks — 97.0%
Australia — 2.2%
Commonwealth Bank of Australia	84,694	$3,897,192

Canada — 2.8%
Canadian National Railway Co.	46,515	4,951,987

Denmark — 6.0%
Chr Hansen Holding A/S	32,645	3,623,791
Novo Nordisk A/S, Class B	98,848	6,848,643
		10,472,434
France — 9.8%
EssilorLuxottica SA (1)	29,919	4,073,138
L’Oreal SA	22,517	7,327,814
LVMH Moet Hennessy Louis Vuitton SE	11,885	5,561,097
		16,962,049
Germany — 5.4%
Rational AG	2,958	2,320,204
SAP SE	44,901	6,992,026
		9,312,230
India — 2.0%
HDFC Bank, Ltd., ADR (1)	71,098	3,552,056

Japan — 13.7%
FANUC Corp.	15,701	3,013,267
Keyence Corp.	26,120	12,210,559
Shimano, Inc.	23,521	4,642,932
Unicharm Corp.	89,811	4,016,645
		23,883,403
Netherlands — 3.6%
Unilever NV	102,095	6,200,072

Sweden — 1.4%
Svenska Handelsbanken AB, Class A (1)	294,833	2,466,785

Switzerland — 18.6%
Cie Financiere Richemont SA	34,384	2,308,514
Geberit AG	8,828	5,222,577
Nestle SA	86,241	10,263,156
Roche Holding AG	23,380	8,008,164
Schindler Holding AG	23,784	6,492,211
		32,294,622
Taiwan — 5.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	123,523	10,014,009

United Kingdom — 21.7%
Bunzl PLC	105,005	3,390,158
Diageo PLC	161,365	5,542,565
Howden Joinery Group PLC	437,529	3,330,019
InterContinental Hotels Group PLC (1)	84,501	4,435,397
Intertek Group PLC	72,041	5,878,174
London Stock Exchange Group PLC	56,704	6,504,768
Rotork PLC	915,235	3,318,229
Spirax-Sarco Engineering PLC	37,832	5,387,233
		37,786,543
United States — 4.0%
IHS Markit, Ltd.	89,115	6,996,419

Total Common Stocks (identified cost $131,287,161)		168,789,801

Preferred Stocks — 1.0%
Germany — 1.0%
Fuchs Petrolub SE	35,973	1,829,106

Total Preferred Stocks (identified cost $1,880,588)		1,829,106

Total Investments — 98.0% (identified cost $133,167,749)		170,618,907
Other Assets and Liabilities — 2.0%		3,424,826
Total Net Assets — 100.0%		$174,043,733

(1)	Non-income producing.

ADR — American Depositary Receipt

PLC — Public Limited Company

See accompanying Notes to the Financial Statements.

Global Equity Fund Schedule of Investments September 30, 2020 (Unaudited)

Description	Shares	Value
Common Stocks — 98.4%
France — 2.0%
LVMH Moet Hennessy Louis Vuitton SE	1,027	$480,543

India — 1.7%
HDFC Bank, Ltd., ADR (1)	8,196	409,472

Japan — 5.5%
Keyence Corp.	2,842	1,328,576

Netherlands — 2.8%
Unilever NV	11,001	668,074

Switzerland — 13.0%
Cie Financiere Richemont SA	3,378	226,796
Geberit AG	907	536,574
Nestle SA	7,405	881,236
Roche Holding AG	2,643	905,286
Schindler Holding AG	2,195	599,159
		3,149,051
Taiwan — 4.3%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	12,973	1,051,721

United Kingdom — 8.4%
Diageo PLC	17,095	587,179
InterContinental Hotels Group PLC (1)	7,835	411,254
Intertek Group PLC	7,211	588,380
Spirax-Sarco Engineering PLC	3,041	433,035
		2,019,848
United States — 60.7%
Alphabet, Inc., Class A (1)	715	1,047,904
AutoZone, Inc. (1)	586	690,097
Becton, Dickinson and Co.	3,161	735,501
Carrier Global Corp.	18,566	567,006
CME Group, Inc.	3,074	514,311
Graco, Inc.	8,216	504,052
Johnson & Johnson	6,233	927,969
Mastercard, Inc., Class A	3,719	1,257,654
Mettler-Toledo International, Inc. (1)	595	574,621
Microsoft Corp.	4,917	1,034,193
Moody’s Corp.	5,863	1,699,390
MSCI, Inc.	2,441	870,900
NIKE, Inc., Class B	5,330	669,128
Oracle Corp.	10,521	628,104
Otis Worldwide Corp.	7,755	484,067
PepsiCo, Inc.	5,250	727,650
Sherwin-Williams Co.	1,197	833,998
TJX Cos., Inc.	10,347	575,811
U.S. Bancorp	8,730	312,970
		14,655,326
Total Common Stocks (identified cost $18,918,489)		23,762,611

Total Investments — 98.4% (identified cost $18,918,489)		23,762,611
Other Assets and Liabilities — 1.6%		380,838
Total Net Assets — 100.0%		$24,143,449

(1)	Non-income producing.

ADR — American Depositary Receipt

PLC — Public Limited Company

See accompanying Notes to the Financial Statements.

U.S. Equity Long-Term Quality Fund Schedule of Investments September 30, 2020 (Unaudited)

Description	Shares	Value
Common Stocks — 99.3%
Basic Materials — 9.6%
Chemicals — 9.6%
Ecolab, Inc.	5,444	$1,087,929
Linde PLC	8,890	2,116,976
Sherwin-Williams Co.	4,189	2,918,644
Total Basic Materials		6,123,549

Communications — 7.7%
Internet — 5.3%
Alphabet, Inc., Class A(1)	2,288	3,353,293

Media — 2.4%
FactSet Research Systems, Inc.	4,542	1,521,025
Total Communications		4,874,318

Consumer, Cyclical — 14.0%
Apparel — 3.6%
NIKE, Inc., Class B	18,103	2,272,651

Retail — 10.4%
AutoZone, Inc.(1)	2,189	2,577,854
Lowe’s Cos., Inc.	13,880	2,302,136
TJX Cos., Inc.	31,769	1,767,945
		6,647,935
Total Consumer, Cyclical		8,920,586

Consumer, Non-cyclical — 19.6%
Beverages — 4.4%
PepsiCo, Inc.	20,221	2,802,631

Cosmetics/Personal Care — 2.3%
Colgate-Palmolive Co.	18,756	1,447,025

Healthcare-Services — 4.6%
UnitedHealth Group, Inc.	9,436	2,941,862

Pharmaceuticals — 8.3%
Becton, Dickinson and Co.	10,231	2,380,549
Johnson & Johnson	19,690	2,931,447
		5,311,996
Total Consumer, Non-Cyclical		12,503,514

Financial — 17.6%
Banks — 1.8%
U.S. Bancorp	32,847	1,177,565
Diversified Financial Services — 15.8%
CME Group, Inc.	10,460	1,750,063
Mastercard, Inc., Class A	11,134	3,765,185
Moody’s Corp.	15,616	4,526,297
		10,041,545
Total Financial		11,219,110

Industrial — 12.2%
Building Materials — 2.6%
Carrier Global Corp.	53,014	1,619,048

Electronics — 2.6%
Mettler-Toledo International, Inc.(1)	1,738	1,678,473

Machinery-Diversified — 7.0%
Graco, Inc.	29,199	1,791,359
Middleby Corp.(1)	12,617	1,131,871
Otis Worldwide Corp.	24,615	1,536,468
		4,459,698
Total Industrial		7,757,219

Technology — 18.6%
Semiconductors — 3.0%
Analog Devices, Inc.	16,251	1,897,142

Software — 15.6%
Microsoft Corp.	24,835	5,223,545
MSCI, Inc.	7,378	2,632,323
Oracle Corp.	35,596	2,125,081
		9,980,949
Total Technology		11,878,091

Total Common Stocks (identified cost $54,687,458)		63,276,387

Total Investments — 99.3% (identified cost $54,687,458)		63,276,387
Other Assets and Liabilities — 0.7%		473,587
Total Net Assets — 100.0%		$63,749,974

(1)	Non-income producing.

PLC — Public Limited Company

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Statements of Assets and Liabilities September 30, 2020 (Unaudited)

	Emerging Markets Fund (Consolidated)	Small/Mid-Cap Growth Fund	International Equity Fund	Global Equity Fund	U.S. Equity Long-Term Quality Fund
Assets:
Investments in unaffiliated issuers, at value	$1,850,301,875	$131,168,382	$170,618,907	$23,762,611	$63,276,387
Cash	—	3,096,645	2,993,967	304,725	720,516
Cash denominated in foreign currencies(1)	4,972,235	—	—	56,298	—
Dividends and interest receivable	2,918,740	11,037	657,340	53,583	20,790
Receivable for investments sold	2,165,730	—	—	—	373,360
Receivable for capital stock sold	1,376,518	4,717	1,150,436	—	—
Due from Adviser	—	—	—	11,067	—
Receivable for tax reclaims	29,020	—	—	—	—
Prepaid expenses	15,496	9,138	37,085	17,623	27,796
Total assets	1,861,779,614	134,289,919	175,457,735	24,205,907	64,418,849

Liabilities:
Payable for investments purchased	967,673	—	1,217,941	—	585,917
Payable for capital stock redeemed	6,615,352	223,672	26,218	—	—
Payable to Adviser for management fees (Note 3)	1,548,955	87,895	81,113	—	19,682
Payable for shareholder servicing fees	233,744	—	19,211	—	—
Payable for trustee fees	7,491	7,491	7,491	7,491	7,491
Payable for transfer agent fees	13,575	1,551	1,625	6,102	6,615
Payable for audit and tax fees	28,126	28,126	28,126	28,126	31,326
Payable for legal fees	17,112	10,526	11,084	9,283	10,776
Payable for 12b-1 fees	6,962	3	70	100	2
Other liabilities	136,957	17,415	21,123	11,356	7,066
Total liabilities	9,575,947	376,679	1,414,002	62,458	668,875
Total net assets	$1,852,203,667	$133,913,240	$174,043,733	$24,143,449	$63,749,974

Net assets consist of:
Paid-in capital	$1,627,762,472	$80,846,875	$136,126,785	$19,404,668	$54,242,390
Total distributable earnings (loss)	224,441,195	53,066,365	37,916,948	4,738,781	9,507,584
Total net assets	$1,852,203,667	$133,913,240	$174,043,733	$24,143,449	$63,749,974

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Statements of Assets and Liabilities – Continued September 30, 2020 (Unaudited)

	Emerging Markets Fund (Consolidated)	Small/Mid-Cap Growth Fund	International Equity Fund	Global Equity Fund	U.S. Equity Long-Term Quality Fund
Net asset value per share (unlimited shares authorized, $0.001 par value)
Investor Class	$48.76	$19.35	$12.88	$15.02	$12.16
Institutional Class	48.93	19.53	12.90	15.08	12.18
Z class	—	—	12.96	—	—

Net assets:
Investor Class	$33,216,674	$16,142	$1,404,954	$537,166	$12,192
Institutional Class	1,818,986,993	133,897,098	118,638,486	23,606,283	63,737,782
Z class	—	—	54,000,293	—	—
Total net assets	$1,852,203,667	$133,913,240	$174,043,733	$24,143,449	$63,749,974

Shares outstanding:
Investor Class	681,177	834	109,086	35,756	1,003
Institutional Class	37,171,981	6,856,142	9,199,380	1,565,507	5,234,154
Z class	—	—	4,166,700	—	—
Total shares outstanding	37,853,158	6,856,976	13,475,166	1,601,263	5,235,157

Investments, at cost:
Investments in unaffiliated issuers, at cost	$1,514,670,412	$95,049,978	$133,167,749	$18,918,489	$54,687,458

(1)	Identified cost of cash denominated in foreign currencies are $4,946,164, $0, $0, $55,171 and $0, respectively.

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Statements of Operations Period Ended September 30, 2020 (Unaudited)

	Emerging Markets Fund (Consolidated)	Small/Mid-Cap Growth Fund	International Equity Fund	Global Equity Fund	U.S. Equity Long-Term Quality Fund
Investment income:
Dividend income from:
Unaffiliated issuers(1)	$16,725,252	$312,814	$1,268,024	$142,741	$342,422
Interest income	17,122	—	—	—	—
Total income	16,742,374	312,814	1,268,024	142,741	342,422

Expenses:
Investment advisory fees (Note 3)	8,498,061	557,144	627,961	85,746	152,329
Legal fees	54,088	28,303	27,742	26,544	28,052
Fund accounting and administration fees	159,763	20,456	45,209	16,959	19,259
Registration fees	52,255	19,980	25,147	21,218	8,340
Transfer agent fees	35,611	3,022	6,012	—	19,842
Trustees’ fees	14,941	14,941	14,941	14,941	14,941
Miscellaneous fees	39,744	17,036	18,029	13,429	11,344
Chief compliance officer fees	8,823	8,822	8,822	8,822	8,822
Audit and tax fees	19,045	19,045	19,045	19,045	13,637
Licensing fees	21,784	2,104	1,118	182	—
Custodian fees	214,264	9,726	9,290	7,516	4,103
12b-1 fees (Note 2):
Investor Class	41,515	18	270	495	14
Offering costs (Note 5)	—	—	—	—	39,922
Shareholder servicing fees (Note 2):
Investor Class	41,515	—	254	—	—
Institutional Class	2,083,000	—	129,476	—	—
Z class	—	—	66,508	—	—
Total expenses	11,284,409	700,597	999,824	214,897	320,605

Deduct:
Expense waiver of fees and reimbursement of expenses (Notes 2 and 4)	(848,406)	(50,579)	(267,825)	(117,938)	(112,870)
Net expenses	10,436,003	650,018	731,999	96,959	207,735
Net investment income (loss)	$6,306,371	$(337,204)	$536,025	$45,782	$134,687

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Statements of Operations – Continued Period Ended September 30, 2020 (Unaudited)

	Emerging Markets Fund (Consolidated)	Small/Mid-Cap Growth Fund	International Equity Fund	Global Equity Fund	U.S. Equity Long-Term Quality Fund
Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	$(40,137,021)	$12,440,795	$328,864	$117,202	$301,402
Foreign currency transactions	(343,614)	—	(2,850)	514	—
Foreign capital gains tax	(102,734)	—	—	—	—
Total net realized gain (loss)	(40,583,369)	12,440,795	326,014	117,716	301,402
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	510,269,267	38,346,944	38,878,597	5,085,547	13,449,472
Foreign currency translations	162,803	—	23,404	2,314	—
Total net change in unrealized appreciation	510,432,070	38,346,944	38,902,001	5,087,861	13,449,472
Net realized and unrealized gain on investments and foreign currency	469,848,701	50,787,739	39,228,015	5,205,577	13,750,874
Change in net assets resulting from operations	$476,155,072	$50,450,535	$39,764,040	$5,251,359	$13,885,561

(1)	Net of foreign taxes withheld of $1,080,291, $0, $148,376, $9,579, and $0, respectively.

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Statements of Changes in Net Assets

	Emerging Markets Fund (Consolidated)		Small/Mid-Cap Growth Fund
	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Change in net assets resulting from:
Operations:
Net investment income (loss)	$6,306,371	$14,101,177	$(337,204)	$(788,806)
Net realized gain (loss) on investments	(40,583,369)	(31,262,719)	12,440,795	22,416,211
Net change in unrealized appreciation (depreciation) on investments	510,432,070	(422,151,178)	38,346,944	(42,689,806)
Change in net assets resulting from operations	476,155,072	(439,312,720)	50,450,535	(21,062,401)

Distributions to Shareholders:
Investor Class	—	—	—	(1,430)
Institutional Class	—	(8,485,753)	—	(18,295,748)
Change in net assets resulting from distributions to shareholders	—	(8,485,753)	—	(18,297,178)

Capital stock transactions:
Proceeds from sale of shares:
Investor Class	3,547,964	5,912,724	—	1,893
Institutional Class	266,715,254	944,738,863	4,681,788	19,222,546
Net proceeds from sale of shares	270,263,218	950,651,587	4,681,788	19,224,439
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor Class	—	—	—	1,430
Institutional Class	—	5,867,692	—	17,277,175
Net proceeds from shares issued	—	5,867,692	—	17,278,605
Cost of shares redeemed:
Investor Class	(9,338,304)	(58,020,649)	—	—
Institutional Class	(307,901,726)	(715,561,045)	(29,585,753)	(79,135,182)
Net cost of shares redeemed	(317,240,030)	(773,581,694)	(29,585,753)	(79,135,182)
Change in net assets resulting from capital stock transactions	(46,976,812)	182,937,585	(24,903,965)	(42,632,138)
Change in net assets	429,178,260	(264,860,888)	25,546,570	(81,991,717)

Net Assets:
Beginning of period	1,423,025,407	1,687,886,295	108,366,670	190,358,387
End of period	$1,852,203,667	$1,423,025,407	$133,913,240	$108,366,670

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Statements of Changes in Net Assets – Continued

	Emerging Markets Fund (Consolidated)		Small/Mid-Cap Growth Fund
	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Capital Stock Transactions in Shares:
Sale of shares:
Investor Class	85,652	130,178	—	111
Institutional Class	5,985,372	21,412,978	273,411	1,145,691
Net sale of shares	6,071,024	21,543,156	273,411	1,145,802
Shares issued to shareholder in payment of distributions declared:
Investor Class	—	—	—	86
Institutional Class	—	120,685	—	1,035,802
Net shares issued	—	120,685	—	1,035,888
Shares redeemed:
Investor Class	(216,024)	(1,338,090)	—	—
Institutional Class	(7,120,132)	(18,015,403)	(1,895,365)	(5,039,871)
Net shares redeemed	(7,336,156)	(19,353,493)	(1,895,365)	(5,039,871)
Net change resulting from fund share transactions in shares	(1,265,132)	2,310,348	(1,621,954)	(2,858,181)

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Statements of Changes in Net Assets

	International Equity Fund		Global Equity Fund
	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Change in net assets resulting from:
Operations:
Net investment income (loss)	$536,025	$862,200	$45,782	$97,391
Net realized gain (loss) on investments	326,014	684,755	117,716	487,288
Net change in unrealized appreciation (depreciation) on investments	38,902,001	(7,530,179)	5,087,861	(2,283,081)
Change in net assets resulting from operations	39,764,040	(5,983,224)	5,251,359	(1,698,402)

Distributions to Shareholders:
Investor Class	—	(967)	—	(13,355)
Institutional Class	—	(765,829)	—	(628,109)
Z Class	—	(714,022)	—	—
Change in net assets resulting from distributions to shareholders	—	(1,480,818)	—	(641,464)

Capital stock transactions:
Proceeds from sale of shares:
Investor Class	1,233,250	291,868	166,225	229,050
Institutional Class	17,971,475	42,426,696	4,171,585	8,463,003
Net proceeds from sale of shares	19,204,725	42,718,564	4,337,810	8,692,053
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor Class	—	967	—	13,355
Institutional Class	—	755,203	—	399,105
Z Class	—	714,022	—	—
Net proceeds from shares issued	—	1,470,192	—	412,460
Cost of shares redeemed:
Investor Class	(223,088)	(15,923)	(63,618)	(6,035)
Institutional Class	(4,973,820)	(3,749,693)	(1,334,908)	(3,427,749)
Z Class	(5,000,000)	(10,000,000)	—	—
Net cost of shares redeemed	(10,196,908)	(13,765,616)	(1,398,526)	(3,433,784)
Change in net assets resulting from capital stock transactions	9,007,817	30,423,140	2,939,284	5,670,729
Change in net assets	48,771,857	22,959,098	8,190,643	3,330,863

Net Assets:
Beginning of period	125,271,876	102,312,778	15,952,806	12,621,943
End of period	$174,043,733	$125,271,876	$24,143,449	$15,952,806

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Statements of Changes in Net Assets – Continued

	International Equity Fund		Global Equity Fund
	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020
Capital Stock Transactions in Shares:
Sale of shares:
Investor Class	97,743	25,026	11,069	17,372
Institutional Class	1,603,411	3,978,842	329,664	619,173
Net sale of shares	1,701,154	4,003,868	340,733	636,545
Shares issued to shareholder in payment of distributions declared:
Investor Class	—	81	—	947
Institutional Class	—	62,986	—	28,245
Z Class	—	59,353	—	—
Net shares issued	—	122,420	—	29,192
Shares redeemed:
Investor Class	(21,340)	(1,419)	(4,542)	(434)
Institutional Class	(421,250)	(335,507)	(103,642)	(287,408)
Z Class	(391,850)	(922,512)	—	—
Net shares redeemed	(834,440)	(1,259,438)	(108,184)	(287,842)
Net change resulting from fund share transactions in shares	866,714	2,866,850	232,549	377,895

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Statements of Changes in Net Assets

	U.S. Equity Long-Term Quality Fund
	Six Months Ended September 30, 2020 (Unaudited)	Period Ended March 31, 2020(1)
Change in net assets resulting from:
Operations:
Net investment income (loss)	$134,687	$110,206
Net realized gain (loss) on investments	301,402	188,571
Net change in unrealized appreciation (depreciation) on investments	13,449,472	(4,860,542)
Change in net assets resulting from operations	13,885,561	(4,561,765)

Distributions to Shareholders:
Investor Class	—	(28)
Institutional Class	—	(93,424)
Change in net assets resulting from distributions to shareholders	—	(93,452)

Capital stock transactions:
Proceeds from sale of shares:
Investor Class	—	10,000
Institutional Class	8,491,513	50,483,015	(2)(3)
Net proceeds from sale of shares	8,491,513	50,493,015
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor Class	—	29
Institutional Class	—	87,003
Net proceeds from shares issued	—	87,032
Cost of shares redeemed:
Institutional Class	(1,935,000)	(2,616,930)
Net cost of shares redeemed	(1,935,000)	(2,616,930)
Change in net assets resulting from capital stock transactions	6,556,513	47,963,117
Change in net assets	20,442,074	43,307,900

Net Assets:
Beginning of period	43,307,900	—
End of period	$63,749,974	$43,307,900

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Statements of Changes in Net Assets – Continued

	U.S. Equity Long-Term Quality Fund
	Six Months Ended September 30, 2020 (Unaudited)	Period Ended March 31, 2020(1)
Capital Stock Transactions in Shares:
Sale of shares:
Investor Class	—	1,000
Institutional Class	754,088	4,929,833
Net sale of shares	754,088	4,930,833
Shares issued to shareholder in payment of distributions declared:
Investor Class	—	3
Institutional Class	—	7,946
Net shares issued	—	7,949
Shares redeemed:
Institutional Class	(184,635)	(273,078)
Net shares redeemed	(184,635)	(273,078)
Net change resulting from fund share transactions in shares	569,453	4,665,704

(1)	Reflects operations for the period from September 30, 2019 (inception date) to March 31, 2020.

(2)

Includes $16,010,128 of paid-in-capital received from an in-kind subscription of an equity fund as of the close of business on September 30, 2019. The total value received of $16,010,128 from this non-taxable event represented $15,983,684 in securities cost, $0 in net unrealized appreciation, and $26,444 in cash in exchange for 1,601,013 shares of the Institutional class.

(3)

Includes $6,900,957 of paid-in-capital received from an in-kind subscription of an equity fund as of the close of business on November 1, 2019. The total value received of $6,900,957 from this non-taxable event represented $6,893,756 in securities cost, $0 in net unrealized appreciation, and $7,201 in cash in exchange for 664,832 shares of the Institutional class.

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Financial Highlights – Investor Class

For a Share Outstanding Throughout the Period

Period Ended	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period
Emerging Markets Fund (Consolidated)
2020[5,6]	$36.30	$0.11	$12.35	$12.46	$—	$—	$—	$48.76
2020[6]	$45.70	$0.21	$(9.61)	$(9.40)	$—	$—	$—	$36.30
2019[7]	$43.02	$(0.30)	$3.01	$2.71	$—	$(0.03)	$(0.03)	$45.70
2018[8]	$52.68	$(0.05)	$(6.09)[9]	$(6.14)	$(0.09)	$(3.43)	$(3.52)	$43.02
2017[6,8]	$41.67	$(0.05)	$11.13	$11.08	$(0.07)	$—	$(0.07)	$52.68
2016[6,8]	$35.38	$0.04	$6.26	$6.30	$(0.01)	$—	$(0.01)	$41.67
Small/Mid-Cap Growth Fund
2020[5,6]	$12.68	$(0.07)	$6.74	$6.67	$—	$—	$—	$19.35
2020[6]	$16.71	$(0.12)	$(2.00)	$(2.12)	$—	$(1.91)	$(1.91)	$12.68
2019	$21.20	$(0.11)	$(0.38)	$(0.49)	$—	$(4.00)	$(4.00)	$16.71
2018[10]	$20.39	$(0.01)	$0.82	$0.81	$—	$—	$—	$21.20
International Equity Fund
2020[5,6]	$9.92	$0.02	$2.94	$2.96	$—	$—	$—	$12.88
2020[6]	$10.48	$0.05	$(0.50)	$(0.45)	$(0.08)	$(0.03)	$(0.11)	$9.92
2019[6]	$10.24	$0.08	$0.26	$0.34	$(0.08)	$(0.02)	$(0.10)	$10.48
2018[11]	$10.00	$0.02	$0.22	$0.24	$—	$—	$—	$10.24
Global Equity Fund
2020[5,6]	$11.63	$0.01	$3.38	$3.39	$—	$—	$—	$15.02
2020[6]	$12.73	$0.05	$(0.63)	$(0.58)	$(0.11)	$(0.41)	$(0.52)	$11.63
2019	$11.60	$0.04	$1.19	$1.23	$(0.07)	$(0.03)	$(0.10)	$12.73
2018[12]	$10.00	$0.09	$1.52	$1.61	$(0.01)	$—	$(0.01)	$11.60
U.S. Equity Long-Term Quality Fund
2020[5,6]	$9.28	$0.01	$2.87	$2.88	$—	$—	$—	$12.16
2020[6,13]	$10.00	$0.03	$(0.72)	$(0.69)	$(0.03)	$(0.00)[14]	$(0.03)	$9.28

[1]	Based on net asset value as of end of period date.
[2]	Not annualized for periods less than one year.
[3]	Annualized, with the exception of non-recurring organizational costs.
[4]	The contractual and voluntary expense waivers pursuant to Notes 2 and 4 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
[5]	Reflects operations for the six months ended September 30, 2020 (Unaudited).
[6]	Per share calculations are based on average shares outstanding throughout the period.
[7]

Reflects operations for the period from October 1, 2018 to March 31, 2019. On November 28, 2018 the Board of Trustees approved the change of the Fund’s fiscal year end from September 30th to March 31st.

[8]	Reflects operations for the fiscal year from October 1st through September 30th.
[9]	Ratio includes redemptions fees, which represents less than $0.01 per share.
[10]	Reflects operations for the period from February 12, 2018 (inception date) to March 31, 2018.
[11]	Reflects operations for the period from September 29, 2017 (inception date) to March 31, 2018.
[12]	Reflects operations for the period from April 28, 2017 (inception date) to March 31, 2018.
[13]	Reflects operations for the period from September 30, 2019 (inception date) to March 31, 2020.
[14]	Less than $0.01 per share.

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Financial Highlights – Investor Class – Continued

For a Share Outstanding Throughout the Period

Period Ended	Total return[1,2]	Gross Expenses[3]	Net Expenses[3,4]	Net investment income (loss)[3,4]	Net assets, end of period (000 omitted)	Portfolio turnover rate[2]
Emerging Markets Fund (Consolidated)
2020[5,6]	34.33%	1.57%	1.47%	0.50%	$33,217	28%
2020[6]	(20.57)%	1.58%	1.58%	0.45%	$29,457	47%
2019[7]	6.32%	1.60%	1.60%	(1.04)%	$92,289	17%
2018[8]	(12.71)%	1.61%	1.61%	(0.02)%	$127,525	48%
2017[6,8]	26.66%	1.61%	1.61%	(0.12)%	$175,875	24%
2016[6,8]	17.81%	1.62%	1.61%	0.11%	$112,388	15%
Small/Mid-Cap Growth Fund
2020[5,6]	52.60%	1.38%	1.30%	(0.80)%	$16	25%
2020[6]	(15.36)%	1.36%	1.30%	(0.70)%	$11	38%
2019	2.44%	1.36%	1.30%	(0.73)%	$11	50%
2018[10]	3.97%	1.45%	1.30%	(0.53)%	$10	34%
International Equity Fund
2020[5,6]	29.84%	1.52%	1.25%	0.37%	$1,405	3%
2020[6]	(4.48)%	1.56%	1.25%	0.44%	$324	8%
2019[6]	3.51%	1.73%	1.25%	0.83%	$94	38%
2018[11]	2.40%	1.88%	1.25%	0.39%	$57	38%
Global Equity Fund
2020[5,6]	29.15%	2.25%	1.15%	0.18%	$537	10%
2020[6]	(5.26)%	2.39%	1.15%	0.35%	$340	45%
2019	10.75%	3.59%	1.15%	0.72%	$144	28%
2018[12]	16.12%	8.42%	1.15%	0.86%	$58	51%
U.S. Equity Long-Term Quality Fund
2020[5,6]	31.03%	1.41%	1.00%	0.24%	$12	6%
2020[6,13]	(6.96)%	1.73%	1.00%	0.48%	$9	6%

[1]	Based on net asset value as of end of period date.
[2]	Not annualized for periods less than one year.
[3]	Annualized, with the exception of non-recurring organizational costs.
[4]	The contractual and voluntary expense waivers pursuant to Notes 2 and 4 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
[5]	Reflects operations for the six months ended September 30, 2020 (Unaudited).
[6]	Per share calculations are based on average shares outstanding throughout the period.
[7]

Reflects operations for the period from October 1, 2018 to March 31, 2019. On November 28, 2018 the Board of Trustees approved the change of the Fund’s fiscal year end from September 30th to March 31st.

[8]	Reflects operations for the fiscal year from October 1st through September 30th.
[9]	Ratio includes redemptions fees, which represents less than $0.01 per share.
[10]	Reflects operations for the period from February 12, 2018 (inception date) to March 31, 2018.
[11]	Reflects operations for the period from September 29, 2017 (inception date) to March 31, 2018.
[12]	Reflects operations for the period from April 28, 2017 (inception date) to March 31, 2018.
[13]	Reflects operations for the period from September 30, 2019 (inception date) to March 31, 2020.
[14]	Less than $0.01 per share.

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Financial Highlights – Institutional Class

For a Share Outstanding Throughout the Period

Period Ended	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period
Emerging Markets Fund (Consolidated)
2020[5,6]	$36.38	$0.17	$12.38	$12.55	$—	$—	$—	$48.93
2020[6]	$45.87	$0.32	$(9.62)	$(9.30)	$(0.19)	$—	$(0.19)	$36.38
2019[7]	$43.22	$(0.15)	$2.92	$2.77	$(0.09)	$(0.03)	$(0.12)	$45.87
2018[6,8]	$52.81	$0.20	$(6.22)	$(6.02)	$(0.14)	$(3.43)	$(3.57)	$43.22
2017[6,8]	$41.71	$0.06	$11.14	$11.20	$(0.10)	$—	$(0.10)	$52.81
2016[6,9]	$38.33	$0.10	$3.28	$3.38	$—	$—	$—	$41.71
Small/Mid-Cap Growth Fund
2020[5,6]	$12.78	$(0.05)	$6.80	$6.75	$—	$—	$—	$19.53
2020[6]	$16.79	$(0.08)	$(2.02)	$(2.10)	$—	$(1.91)	$(1.91)	$12.78
2019	$21.21	$(0.10)	$(0.32)	$(0.42)	$—	$(4.00)	$(4.00)	$16.79
2018[10]	$17.75	$(0.10)	$3.56	$3.46	$—	$—	$—	$21.21
2017[11]	$15.37	$(0.08)	$2.50	$2.42	$—	$(0.04)	$(0.04)	$17.75
2016[11]	$17.43	$(0.06)	$(1.92)	$(1.98)	$—	$(0.08)	$(0.08)	$15.37
2015[11]	$15.20	$(0.04)	$2.27	$2.23	$—	$—	$—	$17.43
International Equity Fund
2020[5,6]	$9.92	$0.04	$2.94	$2.98	$—	$—	$—	$12.90
2020[6]	$10.48	$0.08	$(0.50)	$(0.42)	$(0.11)	$(0.03)	$(0.14)	$9.92
2019[6]	$10.25	$0.12	$0.24	$0.36	$(0.10)	$(0.03)	$(0.13)	$10.48
2018[12]	$10.00	$0.05	$0.20	$0.25	$—	$—	$—	$10.25
Global Equity Fund
2020[5,6]	$11.66	$0.03	$3.39	$3.42	$—	$—	$—	$15.08
2020[6]	$12.74	$0.08	$(0.62)	$(0.54)	$(0.13)	$(0.41)	$(0.54)	$11.66
2019	$11.60	$0.11	$1.15	$1.26	$(0.09)	$(0.03)	$(0.12)	$12.74
2018[13]	$10.00	$0.08	$1.55	$1.63	$(0.03)	$—	$(0.03)	$11.60
U.S. Equity Long-Term Quality Fund
2020[5,6]	$9.28	$0.03	$2.87	$2.90	$—	$—	$—	$12.18
2020[6,14]	$10.00	$0.04	$(0.73)	$(0.69)	$(0.03)	$(0.00)[15]	$(0.03)	$9.28

[1]	Based on net asset value as of end of period date.
[2]	Not annualized for periods less than one year.
[3]	Annualized, with the exception of non-recurring organizational costs.
[4]	The contractual and voluntary expense waivers pursuant to Notes 2 and 4 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
[5]	Reflects operations for the six months ended September 30, 2020 (Unaudited).
[6]	Per share calculations are based on average shares outstanding throughout the period.
[7]

Reflects operations for the period from October 1, 2018 to March 31, 2019. On November 28, 2018 the Board of Trustees approved the change of the Fund’s fiscal year end from September 30th to March 31st.

[8]	Reflects operations for the fiscal year from October 1st through September 30th.
[9]	Reflects the period from June 1, 2016 (inception date) to September 30, 2016.
[10]	Reflects operations for the period from June 1, 2017 to March 31, 2018. Effective as of the close of business on February 27, 2018 the fiscal year end was changed from May 31st to March 31st.
[11]	Reflects operations for the fiscal year from June 1st through May 31st.
[12]	Reflects operations for the period from September 29, 2017 (inception date) to March 31, 2018.
[13]	Reflects operations for the period from April 28, 2017 (inception date) to March 31, 2018.
[14]	Reflects operations for the period from September 30, 2019 (inception date) to March 31, 2020.
[15]	Less than $0.01 per share.

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Financial Highlights – Institutional Class – Continued

For a Share Outstanding Throughout the Period

Period Ended	Total return[1,2]	Gross Expenses[3]	Net Expenses[3,4]	Net investment income (loss)[3,4]	Net assets, end of period (000 omitted)	Portfolio turnover rate[2]
Emerging Markets Fund (Consolidated)
2020[5,6]	34.50%	1.32%	1.22%	0.75%	$1,818,987	28%
2020[6]	(20.38)%	1.33%	1.33%	0.70%	$1,393,568	47%
2019[7]	6.46%	1.35%	1.35%	(0.75)%	$1,595,597	17%
2018[6,8]	(12.46)%	1.31%	1.31%	0.36%	$1,494,087	48%
2017[6,8]	26.95%	1.36%	1.36%	0.14%	$1,386,857	24%
2016[6,9]	8.82%	1.37%	1.37%	0.74%	$880,876	15%
Small/Mid-Cap Growth Fund
2020[5,6]	52.82%	1.13%	1.05%	(0.54)%	$133,897	25%
2020[6]	(15.16)%	1.11%	1.05%	(0.45)%	$108,356	38%
2019	2.81%	1.11%	1.05%	(0.49)%	$190,348	50%
2018[10]	19.49%	1.20%	1.05%	(0.49)%	$276,627	34%
2017[11]	15.80%	1.19%	1.05%	(0.48)%	$292,697	55%
2016[11]	(11.34)%	1.21%	1.05%	(0.42)%	$258,951	35%
2015[11]	14.67%	1.26%	1.05%	(0.48)%	$240,745	58%
International Equity Fund
2020[5,6]	30.04%	1.27%	1.00%	0.62%	$118,638	3%
2020[6]	(4.23)%	1.31%	1.00%	0.69%	$79,543	8%
2019[6]	3.72%	1.48%	1.00%	1.21%	$45,193	38%
2018[12]	2.50%	1.63%	1.00%	2.67%	$4,424	38%
Global Equity Fund
2020[5,6]	29.33%	2.00%	0.90%	0.43%	$23,606	10%
2020[6]	(4.97)%	2.14%	0.90%	0.60%	$15,613	45%
2019	11.07%	3.34%	0.90%	0.96%	$12,478	28%
2018[13]	16.30%	8.17%	0.90%	1.04%	$11,461	51%
U.S. Equity Long-Term Quality Fund
2020[5,6]	31.25%	1.16%	0.75%	0.49%	$63,738	6%
2020[6,14]	(6.91)%	1.48%	0.75%	0.73%	$43,299	6%

[1]	Based on net asset value as of end of period date.
[2]	Not annualized for periods less than one year.
[3]	Annualized, with the exception of non-recurring organizational costs.
[4]	The contractual and voluntary expense waivers pursuant to Notes 2 and 4 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
[5]	Reflects operations for the six months ended September 30, 2020 (Unaudited).
[6]	Per share calculations are based on average shares outstanding throughout the period.
[7]

Reflects operations for the period from October 1, 2018 to March 31, 2019. On November 28, 2018 the Board of Trustees approved the change of the Fund’s fiscal year end from September 30th to March 31st.

[8]	Reflects operations for the fiscal year from October 1st through September 30th.
[9]	Reflects the period from June 1, 2016 (inception date) to September 30, 2016.
[10]	Reflects operations for the period from June 1, 2017 to March 31, 2018. Effective as of the close of business on February 27, 2018 the fiscal year end was changed from May 31st to March 31st.
[11]	Reflects operations for the fiscal year from June 1st through May 31st.
[12]	Reflects operations for the period from September 29, 2017 (inception date) to March 31, 2018.
[13]	Reflects operations for the period from April 28, 2017 (inception date) to March 31, 2018.
[14]	Reflects operations for the period from September 30, 2019 (inception date) to March 31, 2020.
[15]	Less than $0.01 per share.

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Financial Highlights – Z Class

For a Share Outstanding Throughout the Period

Period Ended	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period
International Equity Fund
2020[5,6]	$9.96	$0.05	$2.95	$3.00	$—	$—	$—	$12.96
2020[6]	$10.52	$0.10	$(0.51)	$(0.41)	$(0.12)	$(0.03)	$(0.15)	$9.96
2019	$10.26	$0.13	$0.26	$0.39	$(0.10)	$(0.03)	$(0.13)	$10.52
2018[7]	$10.00	$0.04	$0.22	$0.26	$—	$—	$—	$10.26

[1]	Based on net asset value as of end of period date.
[2]	Not annualized for periods less than one year.
[3]	Annualized, with the exception of non-recurring organizational costs.
[4]	The contractual and voluntary expense waivers pursuant to Notes 2 and 4 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
[5]	Reflects operations for the six months ended September 30, 2020 (Unaudited).
[6]	Per share calculations are based on average shares outstanding throughout the period.
[7]	Reflects operations for the period from September 29, 2017 (inception date) to March 31, 2018.

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Financial Highlights – Z Class – Continued

For a Share Outstanding Throughout the Period

Period Ended	Total return[1,2]	Gross Expenses[3]	Net Expenses[3,4]	Net investment income (loss)[3,4]	Net assets, end of period (000 omitted)	Portfolio turnover rate[2]
International Equity Fund
2020[5,6]	30.12%	1.27%	0.80%	0.82%	$54,000	3%
2020[6]	(4.07)%	1.31%	0.80%	0.89%	$45,405	8%
2019	4.02%	1.48%	0.80%	1.23%	$57,026	38%
2018[7]	2.60%	1.63%	0.80%	0.88%	$74,465	38%

[1]	Based on net asset value as of end of period date.
[2]	Not annualized for periods less than one year.
[3]	Annualized, with the exception of non-recurring organizational costs.
[4]	The contractual and voluntary expense waivers pursuant to Notes 2 and 4 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
[5]	Reflects operations for the six months ended September 30, 2020 (Unaudited).
[6]	Per share calculations are based on average shares outstanding throughout the period.
[7]	Reflects operations for the period from September 29, 2017 (inception date) to March 31, 2018.

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Notes to the Financial Statements September 30, 2020 (Unaudited)

1. Organization

The Fiera Capital Series Trust (the “Trust”) was organized on December 8, 2016, as a statutory trust under the laws of the State of Delaware and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. As of the close of business on September 30, 2020, the Trust consisted of five series: Fiera Capital Emerging Markets Fund (the “Emerging Markets Fund”), Fiera Capital Small/Mid-Cap Growth Fund (the “Small/Mid-Cap Growth Fund”), Fiera Capital International Equity Fund (the “International Equity Fund”), Fiera Capital Global Equity Fund (the “Global Equity Fund”), and Fiera Capital U.S. Equity Long-Term Quality Fund (the “U.S. Equity Long-Term Quality Fund”) (each a “Fund” and collectively the “Funds”). Inception dates displayed throughout this report represent the beginning performance measurement date by which the original NAV (“Net Asset Value”) was used for subscription placement. The funds’/class’ commencement of investment operations date began on the business day following the inception date.

Emerging Markets Fund – The investment objective of the Emerging Markets Fund is to achieve long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in a portfolio of emerging market equities. Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, participatory notes, preferred stocks and warrants) of companies operating principally in emerging market countries. The Fund considers a company to be operating principally in an emerging market if: (i) its securities are primarily listed on the trading market of an emerging market country; (ii) the company is incorporated or has its principal business activities in an emerging market country; (iii) the company derives 50% or more of its revenues from, or has 50% or more of its assets in, an emerging market country; or (iv) its securities are included in the MSCI Emerging Markets Index. The Fund considers a country to be an emerging market country if: (x) it has been determined by an international organization, such as the World Bank, to have a low to middle income economy; (y) it is not included in the MSCI World Index, which measures the equity market performance of developed markets; or (z) it is represented in the MSCI Emerging Markets Index. The Fund may invest in issuers with market capitalizations of any size. The Fund’s inception date was December 14, 2011.

Small/Mid-Cap Growth Fund – The investment objective of the Small/Mid-Cap Growth Fund is to achieve long-term capital growth. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of common stocks of companies believed to be small- and mid-cap growth-oriented companies that are selected for their long-term capital appreciation potential and which the Adviser expects to grow faster than the U.S. economy. The Fund considers an issuer to be a small- or mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell 2500 Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund’s inception date was June 29, 2012.

International Equity Fund – The investment objective of the International Equity Fund is to achieve capital appreciation. The Fund seeks to achieve its investment objective by investing in a portfolio of international equities. Under normal market conditions, the International Equity Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies located in at least three countries other than the U.S, including emerging market countries. For these purposes, a company is considered located in a country outside the United States if: (i) the company’s securities are principally traded on such country’s exchange or (ii) the company’s securities are included in the MSCI World Ex-US Index. In addition, the Fund considers countries represented in the MSCI Emerging Markets Index to be emerging market countries. The Fund may invest in issuers with market capitalizations of any size, though it generally expects to focus on issues with market capitalization in excess of $1 billion. The Fund’s inception date was September 29, 2017.

Global Equity Fund – The investment objective of the Global Equity Fund is to achieve capital appreciation. The Fund seeks to achieve its investment objective by investing in a portfolio of global equities. Under normal market conditions, the Global Equity Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purpose) in equity securities. Equity securities include common stock, preferred stock, convertible securities and depositary receipts. Under normal market conditions, the Fund generally invests at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges or that have securities that trade in the form of depositary receipts, or companies that have formed under the laws of non-U.S. countries. The Fund may invest in issuers with market capitalizations of any size, though it generally expects to focus on issues with market capitalization in excess of $1 billion. The Fund’s inception date was April 28, 2017.

Fiera Capital Series Trust Notes to the Financial Statements September 30, 2020 (Unaudited)

U.S. Equity Long-Term Quality Fund – The investment objective of the U.S. Equity Long-Term Quality Fund is to achieve long-term capital appreciation. The Fund seeks to achieve its investment objective by investing substantially in a portfolio of U.S. equities. The Fund seeks to invest in what the Fund believes are quality companies, i.e., companies that the Fund considers to have, among other things, an ability to generate an elevated level of return on invested capital significantly above the cost of capital. Under normal market conditions, the U.S. Equity Long-Term Quality Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purpose) in equity securities located in the United States. For these purposes, a company is considered located in the United States if: (i) the company’s securities are principally traded on a U.S. securities exchange or (ii) the company is organized in the United States. Equity securities include common stock, preferred stock, convertible debt securities and depositary receipts. The Fund may invest in issuers with market capitalizations of any size, though it generally expects to focus on issues with market capitalization in excess of $1 billion. The Fund’s inception date was September 30, 2019.

Fiera Capital Inc. (the “Adviser”) serves as the investment adviser of the Funds. The Board of Trustees of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

Basis for Consolidation

The Consolidated Portfolio of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, and the Consolidated Financial Highlights of the Emerging Markets Fund include (or previously included) the accounts of a wholly owned subsidiary, Rochdale Emerging Markets (Mauritius), located in the Republic of Mauritius. All inter-company accounts and transactions have been eliminated in consolidations.

2. Significant Accounting Policies

The Funds are investment companies; as such, these financial statements have applied the guidance set forth in the Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies. The policies are in conformity with the United States Generally Accepted Accounting Principles (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Expenses – Expenses are accrued daily. Non-class specific expenses are allocated daily to each class of Shares based on the total Shares outstanding without distinction between Share classes. Expenses attributable to a particular class of Shares are allocated directly to that class. Expenses are subject to the Funds’ respective Expense Limitation Agreements (See Note 4).

Investment Valuation – Each Fund’s securities are generally valued at current market prices. Domestic exchange traded equity securities (other than those that trade on NASDAQ) are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities held short), as reported by such exchanges. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00 p.m. New York time adjusted up to NASDAQ’s best offer price if the last trade is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of each Fund’s net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed “stale” and the value will be determined at fair value as determined in good faith by the Adviser, pursuant to policies adopted by the Board and under the supervision of the Board. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. The Funds do not separately isolate the foreign currency translation for investments, and as such, any impact of foreign exchange is recorded through net realized and unrealized gain (loss) on investments and foreign currency.

Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, the security must be valued at fair value (the amount which a Fund might reasonably expect to receive for the security upon its current

Fiera Capital Series Trust Notes to the Financial Statements September 30, 2020 (Unaudited)

sale) as determined in good faith by the Board (“Fair Value Pricing”). The Board has delegated to its Valuation Committee all Fair Value Pricing determinations, subject to Board approval or ratification of appropriate fair value pricing methodologies, and has delegated to the Funds’ Adviser the responsibility for reviewing market prices and recommending to the Valuation Committee proposed Fair Value Pricing determinations.

Any debt securities (other than convertible securities) are valued in accordance with the procedures described above which, with respect to these securities, may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. The Adviser monitors the reasonableness of valuations provided by the pricing service. Such debt securities with remaining maturities of 60 days or less may, absent unusual circumstances, be valued at amortized cost.

If, in the view of the Adviser, the bid price of a debt security (or ask price in the case of any such security held short), or the bid, ask, or price of any other type of security, does not fairly reflect the market value of the security, the Adviser may value the security at fair value.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. New York time (or 4:00 p.m. London time for the Emerging Markets Fund). Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined, prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before each Fund calculates its net asset value per share but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market-specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Funds or their liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate fair value.

GAAP defines fair value by establishing a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and each Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

●

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active).

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Fiera Capital Series Trust Notes to the Financial Statements September 30, 2020 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets and liabilities as of September 30, 2020:

	Emerging Markets Fund (Consolidated)
	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$11,847,981	$—	$—	$11,847,981
China	161,162,347	465,997,380	—	627,159,727
Hong Kong	—	228,898,801	—	228,898,801
India	77,500,011	185,233,450	—	262,733,461
Indonesia	—	56,141,812	—	56,141,812
Malaysia	—	13,280,353	—	13,280,353
Philippines	—	73,824,935	—	73,824,935
South Africa	29,378,808	—	—	29,378,808
South Korea	—	276,461,652	—	276,461,652
Taiwan	—	127,632,315	—	127,632,315
Thailand	—	52,316,140	—	52,316,140
Vietnam	—	17,824,735	—	17,824,735
Preferred Stocks
Taiwan	2,796,841	—	—	2,796,841
Short-Term Investments	70,004,314	—	—	70,004,314
Total	$352,690,302	$1,497,611,573	$—	$1,850,301,875

	Small/Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$131,168,382	$—	$—	$131,168,382
Total	$131,168,382	$—	$—	$131,168,382

	International Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$3,897,192	$—	$3,897,192
Canada	4,951,987	—	—	4,951,987
Denmark	—	10,472,434	—	10,472,434
France	—	16,962,049	—	16,962,049
Germany	2,320,204	6,992,026	—	9,312,230
India	3,552,056	—	—	3,552,056
Japan	—	23,883,403	—	23,883,403
Netherlands	—	6,200,072	—	6,200,072
Sweden	—	2,466,785	—	2,466,785
Switzerland	—	32,294,622	—	32,294,622
Taiwan	10,014,009	—	—	10,014,009
United Kingdom	—	37,786,543	—	37,786,543
United States	6,996,419	—	—	6,996,419
Preferred Stocks
Germany	—	1,829,106	—	1,829,106
Total	$27,834,675	$142,784,232	$—	$170,618,907

Fiera Capital Series Trust Notes to the Financial Statements September 30, 2020 (Unaudited)

	Global Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
France	$—	$480,543	$—	$480,543
India	409,472	—	—	409,472
Japan	—	1,328,576	—	1,328,576
Netherlands	—	668,074	—	668,074
Switzerland	—	3,149,051	—	3,149,051
Taiwan	1,051,721	—	—	1,051,721
United Kingdom	—	2,019,848	—	2,019,848
United States	14,655,326	—	—	14,655,326
Total	$16,116,519	$7,646,092	$—	$23,762,611

	U.S Equity Long-Term Quality Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$63,276,387	$—	$—	$63,276,387
Total	$63,276,387	$—	$—	$63,276,387

*	All sub-categories represent an entire Level 1 evaluation status.

As of September 30, 2020, the Funds did not hold any Level 3 securities.

Investment Transactions and Investment Income – Investment transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date. Income is allocated daily to each class of Shares based on the value of total Shares outstanding of each class.

Distributions to shareholders – The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatment of net operating loss, wash sales, foreign currency gains and losses, non-deductible offering costs and capital loss carryforwards. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification.

All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of Shares based on the value of total Shares outstanding of each class without distinction between Share classes. Expenses attributable to a particular class of Shares, such as distribution fees, are allocated directly to that class.

Federal Income Taxes – Each Fund intends to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. The Funds have no uncertain tax positions. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Management has evaluated all tax positions taken or expected to be taken by the Funds to determine whether each tax position is more likely than not (i.e. greater than 50%) to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions that do not meet the more likely than not threshold will result in the Fund recording an unrecognized tax benefit. If the Funds were to incur an income tax liability in the future, interest on any income tax liability would be reported as interest expense and penalties on any income tax liability would be reported as income taxes. No interest expense or penalties have been recognized for the period ended September 30, 2020. Management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will

Fiera Capital Series Trust Notes to the Financial Statements September 30, 2020 (Unaudited)

significantly change in the next twelve months. Management has determined that the Funds have not taken any tax positions which do not meet the more likely than not threshold and as such, no liabilities related to uncertain tax positions have been reflected in the Funds’ financial statements.

The Funds’ U.S. Federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. For Small/Mid-Cap Growth, International Equity and Global Equity Funds, 2018 – 2020 fiscal years are open to examination as of September 30, 2020. For Emerging Markets Fund, fiscal years September 30, 2016 – September 30, 2018, as well as fiscal years 2019 - 2020 are open to examination as of September 30, 2020. For U.S. Equity Long-Term Quality Fund, fiscal year 2020 is open to examination as of September 30, 2020.

Distribution Plan – Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Board of Trustees of the Trust have approved, and each Fund has adopted a distribution plan which allows the Funds to pay distribution fees for the sale and distribution of Investor Class shares of each Fund. Shareholders holding Investor Class shares will pay distribution fees at an annual rate not to exceed 0.25% of the average daily net assets of the Fund attributable to Investor Class Shares. For the period ended September 30, 2020, distribution fees amounted to $41,515, $18, $270, $495, and $14 for the Investor Class Shares of the Emerging Markets Fund, Small/Mid-Cap Growth Fund, International Equity Fund, Global Equity Fund, and U.S. Equity Long-Term Quality Fund, respectively. Institutional and Z Class shares do not pay distribution fees.

Shareholder Servicing Fees – The Emerging Markets Fund, Small/Mid-Cap Growth Fund, International Equity Fund, Global Equity Fund, and U.S. Equity Long-Term Quality Fund have certain arrangements in place to compensate financial intermediaries, including the Adviser or its affiliates, that hold Fund shares through networked and omnibus accounts, for services that they provide to Fund shareholders (Shareholder Services). Shareholder Services and related fees vary by financial intermediary and according to distribution channel, and may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service, and are not intended to include services that are primarily intended to result in the sale of Fund shares. Without giving effect to waivers, payments for Shareholder Services generally are not expected to exceed 0.25% of the average aggregate value of the respective Fund’s shares. For the period ended September 30, 2020, shareholder servicing fees amounted to $41,515 and $254 for the Investor Class Shares of the Emerging Markets Fund and International Equity Fund, respectively, $2,083,000 and $129,476 for the Institutional Class Shares of the Emerging Markets Fund and International Equity Fund, respectively, and $66,508 for the Z Class Shares of the International Equity Fund. The Small/Mid-Cap Growth Fund, Global Equity Fund, and U.S. Equity Long-Term Quality Fund do not currently pay shareholder servicing fees.

Effective on July 29, 2019, the Adviser voluntarily agreed to waive a portion of the Shareholder Servicing Fee for each class of the International Equity Fund so that the Shareholder Servicing Fee does not exceed 0.20% of each class. This voluntary waiver is implemented as part of (and not in addition to) the Adviser’s application of the Expense Limitation and is not subject to recoupment. The amount of the voluntary waivers as of September 30, 2020 of Shareholder Servicing Fees were $51, $25,895, and $66,508 in the Investor, Institutional, and Z classes of shares, respectively.

Effective on April 1, 2020, the Adviser contractually agreed to waive a portion of the Shareholder Servicing Fee for each class of the Emerging Markets Fund so that the Shareholder Servicing Fee does not exceed 0.15% of each class. This contractual waiver is implemented as part of (and not in addition to) the Adviser’s application of the Expense Limitation. The amount of the contractual waivers as of September 30, 2020 of Shareholder Servicing Fees were $16,593 and $831,813 in the Investor and Institutional shares, respectively.

Foreign Securities Risk – Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. To the extent that each Fund concentrates its investment exposure to any one or a few specific countries, the Funds will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

COVID-19 Risk – The coronavirus disease 2019 (COVID-19) public health crisis is a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may

Fiera Capital Series Trust Notes to the Financial Statements September 30, 2020 (Unaudited)

be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties due to COVID-19 and any other disease/virus epidemics. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner, adversely affect portfolio security valuations and negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Small- and Mid-Cap Company Securities Risk – Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

Investments in Mauritius Subsidiary – To the extent that the Emerging Markets Fund seeks to invest in the securities of Indian companies, it currently intends to do so by investing in shares of a wholly-owned collective investment vehicle (the “Mauritius Subsidiary”) registered with and regulated by the Mauritius Financial Services Commission that is managed by Fiera Capital Inc. The Mauritius Subsidiary was formed to allow the Fund’s investments in Indian companies to benefit from a favorable tax treaty between Mauritius and India. In order to do so, the Mauritius Subsidiary will seek to maintain residency in Mauritius.

3. Investment Advisory Agreement

The Trust, on behalf of each Fund, has entered into Investment Advisory Agreements (the “Advisory Agreements”) with the Adviser, pursuant to which the Adviser is responsible for developing, implementing and supervising the Funds’ investment programs and providing day-to-day management services to the Funds. The Emerging Markets Fund, Small/Mid-Cap Growth Fund, International Equity Fund, Global Equity Fund, and U.S. Equity Long-Term Quality Fund pay the Adviser a monthly fee in arrears that accrues daily at an annual rate of 1.00%, 0.90%, 0.80%, 0.80%, and 0.55% of the average daily net assets of each Fund, respectively. For the period ended September 30, 2020, the Emerging Markets Fund, Small/Mid-Cap Growth Fund, International Equity Fund, Global Equity Fund, and U.S. Equity Long-Term Quality incurred $8,498,061, $557,144, $627,961, $85,746, and $152,329 in investment advisory fees, respectively.

The Adviser is under common control with Fiera Capital Corporation, which also manages other vehicles and accounts in accordance with an investment strategy that may be substantially similar to that of the Funds. From time to time the Adviser may engage its investment advisory affiliates around the world, including Fiera Capital Corporation (“Participating Affiliates”) to provide a variety of services such as, investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Adviser, including the Funds. This Participating Affiliate provides services to the Adviser pursuant to personnel-sharing or similar inter-company arrangements.

Certain Officers and Trustees of the Trust are also Officers of the Adviser.

Fiera Capital Series Trust Notes to the Financial Statements September 30, 2020 (Unaudited)

4. Expense Limitation Agreement

The Adviser and the Funds have entered into expense limitation and reimbursement agreements (each an “Expense Limitation Agreement”) under which the Adviser (or its affiliate) has agreed to pay or absorb the ordinary operating expenses of the Funds (including organization and offering expenses, but excluding taxes, interest, brokerage commissions and extraordinary expenses of each Fund and any other expenses, the exclusion of which is specifically set forth in each Fund’s prospectus and which may from time to time, be deemed appropriate as an excludable expense and specifically approved by the Board), to the extent necessary to limit the ordinary operating expenses of the Funds from exceeding the amounts for the periods set forth below.

In consideration of the Adviser’s agreement to limit each Fund’s expenses, the Adviser may recoup amounts waived or reimbursed for a period not to exceed three years from the time in which they were waived or reimbursed. Recoupment will be made only to the extent it does not cause a Fund’s ordinary operating expenses to exceed: (1) the expense limitation in effect at the time the expense was paid or absorbed; and (2) the expense limitation in effect at the time of recapture. The Expense Limitation Agreement will remain in effect for each Fund through the date specified below, unless sooner terminated at the sole discretion of the Board, but in no case will the Expense Limitation Agreement be terminated prior to one year from the date of the Prospectus filed with the Securities and Exchange Commission (the “SEC”).

	Expense Limitation Agreement
Fund	Investor Class	Institutional Class	Z Class	Expense Limitation Agreement Expiration Date
Emerging Markets Fund	1.62%	1.37%	—	October 31, 2021
Small/Mid-Cap Growth Fund	1.30%	1.05%	—	October 31, 2021
International Equity Fund	1.25%	1.00%	0.80%	October 31, 2021
Global Equity Fund	1.15%	0.90%	—	October 31, 2021
U.S. Equity Long-Term Quality Fund	1.00%	0.75%	—	October 31, 2021

For the period ended September 30, 2020, expenses in the amounts of $50,579, $175,371, $117,938, and $112,870 were contractually reimbursed to the Small/Mid-Cap Growth Fund, International Equity Fund, Global Equity Fund, and U.S. Equity Long-Term Quality Fund respectively. The Emerging Markets Fund’s expenses did not exceed the contractual expense limit and there are no expenses subject to recoupment within the limitations noted above.

As of September 30, 2020, the Adviser may seek recoupment for previously waived or reimbursed investment advisory fee reductions, subject to the limitations noted above, no later than the dates and in amounts no greater than those outlined below:

Fund	Date of Expiration May 31, 2021	Date of Expiration March 31, 2022	Date of Expiration March 31, 2023	Date of Expiration March 31, 2024
Small/Mid-Cap Growth Fund	$369,616	$128,193	$110,249	$50,579
International Equity Fund	313,833	563,815	302,303	175,371
Global Equity Fund	579,303	288,092	203,559	117,938
U.S. Equity Long-Term Quality Fund	—	—	109,222	112,870

5. Offering Costs

The Funds bear all expenses incurred in their respective business and operations. Costs incurred in connection with the initial offering of the U.S. Equity Long-Term Quality Fund were deferred and are being amortized on a straight-line basis over the first twelve months of the Fund’s operations, which began on the inception date of September 30, 2019. Total offering costs were $75,340, of which $39,922 were expensed in the period ended September 30, 2020.

Fiera Capital Series Trust Notes to the Financial Statements September 30, 2020 (Unaudited)

6. Investment Transactions

Purchases and sales of securities by each Fund, excluding short-term investments and in-kind contributions, for the periods ended September 30, 2020 were as follows:

Fund	Purchases	Sales
Emerging Markets Fund	$449,260,024	$438,209,223
Small/Mid-Cap Growth Fund	30,618,403	55,769,715
International Equity Fund	19,281,586	3,995,294
Global Equity Fund	4,942,955	2,110,696
U.S. Equity Long-Term Quality Fund	11,007,825	3,394,121

7. Federal Income Tax Information

At September 30, 2020, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

	Emerging Markets Fund	Small/Mid-Cap Growth Fund	International Equity Fund	Global Equity Fund	U.S. Equity Long-Term Quality Fund
Cost of investments	$1,525,699,732	$97,589,555	$133,993,191	$19,198,558	$48,320,511
Gross unrealized appreciation	$473,957,922	$42,499,370	$40,374,398	$5,157,356	$15,958,195
Gross unrealized depreciation	(149,355,779)	(8,920,543)	(3,748,682)	(593,303)	(1,002,319)
Net unrealized appreciation/(depreciation) on investments	$324,602,143	$33,578,827	$36,625,716	$4,564,053	$14,955,876

The difference between cost amounts for schedule of investments and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

8. Commitments and Contingencies

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that might be made against the Funds that have not yet occurred. However, based on experience of the Adviser, the Funds expect the risk of loss to be remote.

9. Officers and Trustees

Each Independent Trustee receives an annual retainer of $48,000 by the Trust (they are also reimbursed for travel-related expenses). In addition, the Audit Committee Chair is also paid an annual retainer of $5,000 by the Trust. No “interested persons” who serves as Trustee of the Funds received any compensation for their services as Trustee.

10. Subsequent Events

Management of the Funds has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Fiera Capital Series Trust Expense Example September 30, 2020 (Unaudited)

For the period ended September 30, 2020

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund		Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period 4/1/20 - 9/30/20 (1)
Emerging Markets Fund
Institutional Class	Actual	$ 1,000.00	$ 1,345.00	1.22%	$ 7.15
	Hypothetical (5% return before expenses)	1,000.00	1,018.90	1.22	6.16
Investor Class	Actual	1,000.00	1,343.30	1.47	8.61
	Hypothetical (5% return before expenses)	1,000.00	1,017.60	1.47	7.41
Small/Mid-Cap Growth Fund
Institutional Class	Actual	1,000.00	1,528.20	1.05	6.64
	Hypothetical (5% return before expenses)	1,000.00	1,019.70	1.05	5.30
Investor Class	Actual	1,000.00	1,526.00	1.30	8.21
	Hypothetical (5% return before expenses)	1,000.00	1,018.50	1.30	6.56

Fiera Capital Series Trust Expense Example – Continued September 30, 2020 (Unaudited)

Fund		Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Annualized Expense Ratio (1)	Expenses Paid During Period 4/1/20 - 9/30/20 (1)
International Equity Fund
Institutional Class	Actual	$ 1,000.00	$ 1,300.40	1.00	$ 5.75
	Hypothetical (5% return before expenses)	1,000.00	1,020.00	1.00	5.05
Investor Class	Actual	1,000.00	1,298.40	1.25	7.18
	Hypothetical (5% return before expenses)	1,000.00	1,018.70	1.25	6.31
Z Class	Actual	1,000.00	1,301.20	0.80	4.60
	Hypothetical (5% return before expenses)	1,000.00	1,021.00	0.80	4.04
Global Equity Fund
Institutional Class	Actual	1,000.00	1,293.30	0.90%	5.16
	Hypothetical (5% return before expenses)	1,000.00	1,020.50	0.90	4.55
Investor Class	Actual	1,000.00	1,291.50	1.15	6.59
	Hypothetical (5% return before expenses)	1,000.00	1,019.20	1.15	5.81
U.S. Equity Long-Term Quality Fund
Institutional Class	Actual	1,000.00	1,312.50	0.75	4.34
	Hypothetical (5% return before expenses)	1,000.00	1,021.20	0.75	3.79
Investor Class	Actual	1,000.00	1,310.30	1.00	5.78
	Hypothetical (5% return before expenses)	1,000.00	1,020.00	1.00	5.05

(1)

Expenses are equal to the Funds’ annualized expense ratios for the period April 1, 2020 through September 30, 2020, multiplied by the average account value over the period and multiplied by 183/365 (to reflect the one-half year period).

Fiera Capital Series Trust Additional Information September 30, 2020 (Unaudited)

Proxy Voting – For a description of the policies and procedures that each Fund use to determine how to vote proxies relating to portfolio securities, please call (toll-free) 1-855-771-7119 and request a Statement of Additional Information which contains this description. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at https://www.sec.gov. A report on “Form N-PX” of how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, upon request, by calling (toll-free) 1-855-771-7119 or by accessing the website of the Securities and Exchange Commission at https://www.sec.gov.

Disclosure of Portfolio Holdings – Each Fund files complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT is available on the website of the Securities and Exchange Commission at https://www.sec.gov.

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Board of Trustees

Corey Dillon
Gerald Hellerman
Michael Kalbfleisch
Kevin Mirabile

Investment Adviser

Fiera Capital, Inc.
375 Park Avenue, 8th Floor
New York, New York 10152

Dividend Paying Agent, Custodian, Transfer Agent

UMB Fund Services
235 West Galena Street
Milwaukee, WI 53212

Distributor

Foreside Fund Services, LLC
3 Canal Plaza #100
Portland, ME 04101

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
555 East Wells Street, Suite 1400
Milwaukee, WI 53202

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. Each Fund’s prospectus contains more complete information about the objectives, policies, expenses and risks of the Fund. The Funds are not bank deposits, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward looking statements generally include words such as ‘‘believes,’’ ‘‘expects,’’ ‘‘anticipates’’ and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in each Fund’s filings with the Securities and Exchange Commission. Each Fund undertakes no obligation to update any forward looking statement.

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-end Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits

(a)	(1)	Code of Ethics. Filed Not Applicable.

(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. Not applicable

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Fiera Capital Series Trust

By	/s/Michael Quigley
Title	Michael Quigley, Principal Executive Officer

Date	December 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Michael Quigley
Title	Michael Quigley, Principal Executive Officer

Date	December 2, 2020

By	/s/Dominic Grimard
Title	Dominic Grimard, Principal Financial Officer

Date	December 2, 2020